Income Taxes (Details) - Schedule of Income Tax Provision - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Current
Federal					$ 111,023
State
Deferred
Federal					(411,243)	(571,138)
State
Change in valuation allowance					411,243	571,138
Income tax provision	$ 25,684	$ 40,231	$ 25,684	$ 40,231	$ 111,023